Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of changes in Goodwill [Abstract]
Schedule of changes in Goodwill

The following table presents the changes in goodwill by segment:

Cost	Cannabinoid	Non- Cannabinoid	Total
Balance at December 31, 2020	$18,508	$—	$18,508
Impairment	$(18,508)	$—	$(18,508)
Balance at December 31, 2021	$—	$—	$—
Impairment	—	—	—
Balance at December 31, 2022	$—	$—	$—